Consolidated Statements of Comprehensive Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Net premiums earned	$ 17,103.4	$ 16,018.0	$ 14,902.8
Investment income	422.0	443.0	480.0
Other-than-temporary impairment (OTTI) losses:
Total OTTI losses	(6.0)	(7.3)	(6.0)
Non-credit losses, net of credit losses recognized on previously recorded non-credit OTTI losses	(0.1)	(0.7)	0.5
Net impairment losses recognized in earnings	(6.1)	(8.0)	(5.5)
Net realized gains (losses) on securities	324.5	314.8	108.1
Total net realized gains (losses) on securities	318.4	306.8	102.6
Fees and other revenues	291.8	281.8	266.5
Service revenues	39.6	36.1	22.8
Gains (losses) on extinguishment of debt	(4.3)	(1.8)	(0.1)
Total revenues	18,170.9	17,083.9	15,774.6
Expenses
Losses and loss adjustment expenses	12,472.4	11,948.0	10,634.8
Policy acquisition costs	1,451.8	1,436.6	1,399.2
Other underwriting expenses	2,350.9	2,206.3	2,088.0
Investment expenses	18.8	15.4	13.5
Service expenses	38.8	36.1	19.4
Interest expense	118.2	123.8	132.7
Total expenses	16,450.9	15,766.2	14,287.6
Net Income
Income before income taxes	1,720.0	1,317.7	1,487.0
Provision for income taxes	554.6	415.4	471.5
Net income	1,165.4	902.3	1,015.5
Net unrealized gains (losses) on securities:
Net non-credit related OTTI losses, adjusted for valuation changes	0.3	5.1	(3.6)
Other net unrealized gains (losses) on securities	84.0	174.8	(80.9)
Total net unrealized gains (losses) on securities	84.3	179.9	(84.5)
Net unrealized gains on forecasted transactions	(2.0)	(1.8)	(6.8)
Foreign currency translation adjustment	(1.6)	0.4	0.1
Other comprehensive income (loss)	80.7	178.5	(91.2)
Comprehensive income	$ 1,246.1	$ 1,080.8	$ 924.3
Computation of Net Income Per Share
Average shares outstanding - Basic (shares)	599.1	603.3	632.3
Net effect of dilutive stock-based compensation (shares)	4.5	4.5	4.6
Total equivalent shares - Diluted (shares)	603.6	607.8	636.9
Basic: Net income per share (USD per share)	$ 1.95	$ 1.50	$ 1.61
Diluted: Net income per share (USD per share)	$ 1.93	$ 1.48	$ 1.59